Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Information
Schedule of statement of operations by reportable segment

For the year ended December 31, 2014:

			Renewable
	Wireless	Outdoor	Power
	Communication	Advertising	Generation	Corporate	Total
Revenue
Rental revenue	$14,732,527	$2,703,104	$15,258	$—	$17,450,889
Interest income on receivables	709,030	—	—	—	709,030
Total revenue	15,441,557	2,703,104	15,258	—	18,159,919
Expenses
Management fees to affiliate	423,299	75,862	168	—	499,329
Property operating	9,637	15,083	—	—	24,720
General and administrative	39,003	9,633	—	771,886	820,522
Acquisition-related	292,079	81,459	6,450	—	379,988
Amortization	4,112,567	333,733	5,768	—	4,452,068
Impairments	258,834	—	—	—	258,834
Total expenses	5,135,419	515,770	12,386	771,886	6,435,461
Other income and expenses
Interest expense	(40,619)	(10,038)	—	(6,152,131)	(6,202,788)
Loss on early extinguishment of debt	—	—	—	(2,905,259)	(2,905,259)
Realized loss on derivatives	—	—	—	(213,181)	(213,181)
Unrealized loss on derivatives	—	—	—	(571,359)	(571,359)
Total other income and expenses	(40,619)	(10,038)	—	(9,841,930)	(9,892,587)
Net income (loss)	$10,265,519	$2,177,296	$2,872	$(10,613,816)	$1,831,871

For the year ended December 31, 2013:

	Wireless Communication	Outdoor Advertising	Corporate	Total
Revenue
Rental revenue	$11,932,890	$2,079,219	$—	$14,012,109
Interest income on receivables	742,185	—	—	742,185
Total revenue	12,675,075	2,079,219	—	14,754,294
Expenses
Management fees to affiliate	385,990	64,472	—	450,462
Property operating	6,454	—	—	6,454
General and administrative	106,840	79,114	536,647	722,601
Acquisition-related	790,202	75,341	—	865,543
Amortization	3,567,426	224,014	—	3,791,440
Impairments	1,005,478	—	—	1,005,478
Total expenses	5,862,390	442,941	536,647	6,841,978
Other income and expenses
Interest expense	(54,546)	(11,774)	(4,279,435)	(4,345,755)
Unrealized gain on derivatives	—	—	1,279,176	1,279,176
Total other income and expenses	(54,546)	(11,774)	(3,000,259)	(3,066,579)
Net income (loss)	$6,758,139	$1,624,504	$(3,536,906)	$4,845,737

For the year ended December 31, 2012:

	Wireless Communication	Outdoor Advertising	Corporate	Total
Revenue
Rental revenue	$5,868,414	$615,401	$—	$6,483,815
Interest income on receivables	356,348	—	—	356,348
Total revenue	6,224,762	615,401	—	6,840,163
Expenses
Management fees to affiliate	192,881	18,448	—	211,329
Property operating	26,267	—	—	26,267
General and administrative	1,036	—	190,257	191,293
Acquisition-related	1,024,089	94,559	—	1,118,648
Amortization	1,393,573	58,442	—	1,452,015
Impairments	183,271	—	—	183,271
Total expenses	2,821,117	171,449	190,257	3,182,823
Other income and expenses
Interest expense	(12,024)	(1,796)	(1,462,387)	(1,476,207)
Unrealized loss on derivatives	—	—	(1,016,716)	(1,016,716)
Total other income and expenses	(12,024)	(1,796)	(2,479,103)	(2,492,923)
Net income (loss)	$3,391,621	$442,156	$(2,669,360)	$1,164,417

Schedule of total assets by reportable segment

	December 31,
	2014	2013
Segments
Wireless communication	$206,656,666	$196,563,052
Outdoor advertising	40,880,019	28,430,874
Renewable power generation	391,381	–
Corporate assets	3,011,436	6,360,358
Total Assets	$250,939,502	$231,354,284